Organization Consolidation Basis Of Presentation Business Description And Accounting Policies - Schedule of Reclassification Within Condensed Cash Flow Statement (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net cash used in operating activities	$ (112,223)	$ (272,851)	$ (419,801)	$ (335,421)
Net cash provided by financing activities	$ 253,829	$ 353,255	491,655	326,282
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net cash used in operating activities			(5,508)	(71,750)
Net cash provided by financing activities			77,362	62,611
Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net cash used in operating activities			(414,293)	(263,671)
Net cash provided by financing activities			$ 414,293	$ 263,671